Short-term Borrowings and Long-term Debt (Summary of Subsequent Maturities of Long-term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Long-term debt by maturity:
2020	¥ 3,053,935
2021	10,133,224
2022	4,059,480
2023	1,989,719
2024	996,081
2025 and thereafter	7,773,457
Total	28,005,896	¥ 27,083,245
MUFG [Member]
Long-term debt by maturity:
2020	450
2021	685,348
2022	1,172,368
2023	746,235
2024	265,873
2025 and thereafter	4,595,577
Total	7,465,851	5,362,561
BK [Member]
Long-term debt by maturity:
2020	1,551,272
2021	8,552,229
2022	2,166,840
2023	663,227
2024	315,828
2025 and thereafter	1,892,516
Total	15,141,912	14,512,049
Other Subsidiaries [Member]
Long-term debt by maturity:
2020	1,502,213
2021	895,647
2022	720,272
2023	580,257
2024	414,380
2025 and thereafter	1,285,364
Total	¥ 5,398,133	¥ 7,208,635